CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS AND SUPPLEMENTAL CASH FLOW - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating Activities:
Net loss	$ (3,174)	$ (3,419)
Reconciliation of net loss to cash used in operations:
Non-cash lease expense	5
Accretion of asset retirement obligations	126	134
Amortization of note receivable discount	(123)	(168)
Loss on sale of marketable securities	720	93
Costs incurred for restoration and reclamation activities	(335)	(142)
Depreciation and amortization	23	34
Stock compensation expense	8	81
Decrease (increase) in prepaid and other current assets	(32)	(14)
Increase/(decrease) in payables and deferred credits	42	(295)
Net Cash Used In Operating Activities	(2,740)	(3,696)
Cash Flows From Investing Activities:
Deposit for sale of assets	500
Proceeds from the sale of securities	536	475
Proceeds from note receivable	750	750
Acquisition of Alabama Graphite, net of cash acquired		(597)
Net Cash Provided By Investing Activities	1,786	628
Cash Flows From Financing Activities:
Issuance of common stock, net	415	651
Payment of minimum withholding taxes on net share settlements of equity awards	(1)
Net Cash Provided By Financing Activities	414	651
Net (decrease) increase in cash, cash equivalents and restricted cash	(540)	(2,417)
Cash, Cash Equivalents and Restricted Cash, Beginning of Period	5,309	7,722
Cash, Cash Equivalents and Restricted Cash, End of Period	4,769	5,305
Cash Paid During the Period for:
Interest	1	3
Supplemental Non-Cash Information with Respect to Investing and Financing Activities:
Securities received for payment of notes receivable - Laramide	750	750
Total Non-Cash Investing and Financing Activities for the Period	$ 750	$ 750